EMPLOYEE BENEFITS - Defined benefit pension plan - Assumptions used to calculate defined benefit plans (Details)	Dec. 31, 2017	Dec. 31, 2016
Brazilian Plans
Summary of assumptions used to calculate the defined benefit plans
Average discount rate	9.84%	10.87%
North American Plans
Summary of assumptions used to calculate the defined benefit plans
Rate of increase in compensation	3.00%	3.25%
North American Plans | Minimum
Summary of assumptions used to calculate the defined benefit plans
Average discount rate	3.25%	3.75%
North American Plans | Maximum
Summary of assumptions used to calculate the defined benefit plans
Average discount rate	4.25%	4.25%